Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 1,069,582	$ 1,190,397	$ 3,478,743	$ 4,570,970	$ 3,613,478
Operating expenses:
Direct operating costs	546,392	681,284	1,745,275	2,323,269	1,722,134
Selling, general and administrative expenses	381,113	388,971	1,442,316	1,753,938	1,632,804
Insurance recoveries	(19,657)	(17,119)	(86,990)
Depreciation and amortization	67,236	80,447	310,883	280,749	365,959
Impairment charges		3,050	220,477	2,478
Total operating expenses	975,084	1,136,633	3,631,961	4,360,434	3,720,897
Operating (loss) income from continuing operations	94,498	53,764	(153,218)	210,536	(107,419)
Other (expense) income:
Interest expense, net	(68,351)	(69,984)	(284,586)	(270,944)	(277,200)
Other income (expense), net	(3,215)	25,357	81,087	(69,226)	57,519
Income before income taxes and equity losses of affiliates	22,932	9,137	(356,717)	(129,634)	(327,100)
Provision for income taxes	5,085	48,604	8,507	3,371	88,235
(Loss) income before equity losses of affiliates	17,847	(39,467)	(365,224)	(133,005)	(415,335)
Equity losses of affiliates, net of tax	(15,471)	(11,794)	(260,094)	(392,656)	(48,359)
Loss from continuing operations, net of tax			(625,318)	(525,661)	(463,694)
Discontinued operations:
Income (loss) from discontinued operations				(5,000)	718,500
Provision for income taxes					23,502
Income (loss) from discontinued operations, net of tax				(5,000)	694,998
Net (loss) income	2,376	(51,261)	(625,318)	(530,661)	231,304
Net (loss) income attributable to non-controlling interests	27,246	3,695	29,616	23,158	(85,241)
Net income (loss) attributable to Endeavor Operating Company, LLC	$ (24,870)	$ (54,956)	$ (654,934)	$ (553,819)	$ 316,545